Statement of Cash Flows - Armada - Annual - USD ($)	4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Cash flows from operating activities:
Net income	$ (152,717,402)	$ (188,134,733)
Changes in operating assets and liabilities:
Net cash used in operating activities	(716,710)	(1,329,805)
Cash flows from investing activities:
Net cash used in investing activities	(214,000,000)
Cash flows from financing activities:
Net cash provided by financing activities	214,766,705	1,427,550
Cash, cash equivalents, and restricted cash at beginning of period	0	49,995
Cash, cash equivalents, and restricted cash at end of period	$ 49,995	147,740	$ 147,740
Armada Acquisition Corp. II
Cash flows from operating activities:
Net income			2,152,880	$ 840,656	$ 1,771,983
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through promissory note – related party			0	4,614	4,614
Payment of operating costs through promissory note – related party			0	870	870
Payment of operating costs through issuance of Class B ordinary shares			0	25,000	25,000
Interest earned on cash and marketable securities held in Trust Account			(6,536,139)	(982,945)	(3,478,166)
Adjustment to accrued offering costs			0	(5,000)	(5,000)
Changes in operating assets and liabilities:
Prepaid expenses			(16,047)	1,807	50,533
Prepaid insurance			103,020	(194,593)	(160,253)
Accrued expenses					1,403,430
Deferred professional fees			823	0	37,564
Net cash used in operating activities			(306,602)	(282,830)	(349,425)
Cash flows from investing activities:
Investment of cash in Trust Account			0	(231,150,000)	(231,150,000)
Net cash used in investing activities				(231,150,000)	(231,150,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid			0	225,400,000	225,400,000
Proceeds from sale of Private Placements Warrants			0	7,100,000	7,100,000
Proceeds from note payable, related party			0	127,755	127,755
Repayment of promissory note - related party				(143,079)	(143,079)
Payment of offering costs			0	(572,320)	(624,146)
Net cash provided by financing activities			0	231,912,356	231,860,530
Net Change in Cash			(306,602)	479,526	361,105
Cash, cash equivalents, and restricted cash at beginning of period			361,105	0	0
Cash, cash equivalents, and restricted cash at end of period		54,503	54,503	479,526	361,105
Non-cash financing activities:
Offering costs included in accrued offering costs			0	126,826	75,000
Deferred offering costs paid through promissory note – related party			0	9,840	9,840
Accretion of Class A ordinary shares to redemption value			6,536,139	19,869,840	22,365,061
Deferred underwriting fee payable		$ 9,200,000	9,200,000		9,200,000
Deferred offering costs applied to prepaid expenses			$ 0	$ 100,600	$ 100,600